Accounts Receivable, Net (Details) - Schedule of changes in allowance for doubtful accounts	1 Months Ended				12 Months Ended
	Sep. 23, 2022 CNY (¥)	Sep. 23, 2022 USD ($)	Sep. 28, 2020 CNY (¥)	Sep. 28, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Changes In Allowance For Doubtful Accounts Abstract
Beginning balance					¥ 111,639,312	$ 16,029,536	¥ 2,734,421
Provision for credit losses, net of recovery					4,743,475	681,084	128,392,115
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries					(7,932,721)	(1,139,006)	(19,487,224)
Exchange rate difference	¥ 6.992	$ 1	¥ 6.8252	$ 1	8,630,522	1,239,199
Ending balance					¥ 117,080,588	$ 16,810,813	¥ 111,639,312